Share-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	2,623,408	2,436,661	2,499,161
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 5.48	$ 0.42	$ 0.42
Number of Options, Granted	320,000	1,320,000
Number of Options, Forfeited/expired	(138,829)	(44,606)	(62,500)
Number of Options, Exercise	(9,317)	(1,088,647)
Number of Options Outstanding, Ending Balance	2,795,262	2,623,408	2,436,661	2,499,161
Number of Options, Exercisable	1,841,706
Weighted Average Exercise Price, Granted	$ 6.34	$ 10.11
Weighted Average Exercise Price, Forfeited/expired	9.49	0.42	$ 0.42
Weighted Average Exercise Price, Exercise	0.42	0.42
Weighted Average Exercise Price Outstanding, Ending Balance	5.15	$ 5.48	$ 0.42	$ 0.42
Weighted Average Exercise Price Exercisable	$ 3.37
Weighted Average Remaining Contractual Life, Outstanding	6 years 5 months 12 days	7 years 1 month 24 days	6 years 2 months 26 days	7 years 3 months 10 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 5 months 8 days
Aggregate Intrinsic Value Outstanding	$ 8,763	$ 25,781	$ 34,423	$ 28,540
Aggregate Intrinsic Value Exercisable	$ 5,774